SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Shorter of the useful life or the lease term	Shorter of the useful life or the lease term
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Office Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years